Investments - Schedule of Percentage of Company's Equity Interest (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total investments	R$ 3,060	R$ 3,221
CEMIG Geracao e Transmissao [member]
IfrsStatementLineItems [Line Items]
Control	Controlled
Total investments
Guanhaes Energia S.A. ("Guanhaes Energia") [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 176	172
Hidreletrica Cachoeirao S.A. ("Hidreletrica Cachoeirao")
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 43	45
Hidreletrica Pipoca S.A. ("Hidreletrica Pipoca") [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 49	54
Alianca Norte Participacoes S.A. ("Alianca Norte") [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 352	419
Amazonia Energia Participacoes S.A. ("Amazonia Energia") [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 585	697
Paracambi Energetica S.A. ("Paracambi") (former Lightger) [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 102	105
Transmissora Alianca de Energia Eletrica S.A. ("Taesa") [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 1,753	1,615
CEMIG Sim [member]
IfrsStatementLineItems [Line Items]
Control	Controlled
UFVs [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments		R$ 114